income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense
For the current reporting period	$ 474	$ 416
Adjustments recognized in the current period for income taxes of prior periods	(99)	(63)
Total	375	353
Deferred income tax expense
Arising from the origination and reversal of temporary differences	3	193
Revaluation of deferred income tax liability to reflect future income tax rates	(6)	(124)
Adjustments recognized in the current period for income taxes of prior periods	79	46
Total	76	115
Income taxes	$ 451	$ 468